Customer and Supplier Concentration - Schedule of Concentration Risk (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Vendor One [Member]
Concentration risk percentage			37.00%	2.00%
Vendor Two [Member]
Concentration risk percentage	[1]		34.00%	32.00%
Revenue [Member] | Customer One [Member]
Concentration risk percentage		31.00%
Accounts Receivable [Member] | Customer One [Member]
Accounts receivable		$ 4,891,000
Purchases [Member] | Vendor One [Member]
Concentration risk percentage		33.00%
Purchases [Member] | Vendor Two [Member]
Concentration risk percentage		31.00%
Purchases [Member] | Vendor Three [Member]
Concentration risk percentage	[2]	17.00%
Accounts payable	[2]
Accounts Payable [Member] | Vendor One [Member]
Accounts receivable			$ (61,000)	$ (229,000)
Accounts payable		(495,000)
Accounts Payable [Member] | Vendor Two [Member]
Accounts receivable	[1]		$ 4,325,000	$ 3,618,000
Accounts payable		$ (429,000)

[1]	EDI, a related party. See note 15.
[2]	EDI, a related party. See note 14.